ASSETS CLASSIFIED AS HELD FOR SALE (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
ASSETS CLASSIFIED AS HELD FOR SALE
Carrying value of assets held for sale			₫ 360,893
Foreign currency translation adjustment	₫ (281,808)	$ (11,807,928)	(40,571)	₫ (102,084)
Disposal Group, Held-for-Sale | Assets of Lang Lang Proving Ground
ASSETS CLASSIFIED AS HELD FOR SALE
Carrying value of assets held for sale			₫ 360,893